Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	mist_SupplementTextBlock
MET INVESTORS SERIES TRUST

SUPPLEMENT DATED DECEMBER 29, 2015

TO THE

PROSPECTUS DATED MAY 1, 2015

MFS® EMERGING MARKETS EQUITY PORTFOLIO

The Board of Trustees of Met Investors Series Trust (the “Trust”) has approved a change of subadviser for the MFS® Emerging Markets Equity Portfolio (the “Portfolio”) from Massachusetts Financial Services Company (“MFS”) to Aberdeen Asset Managers Limited to be effective on or about January 1, 2016, pursuant to a new subadvisory agreement between the Trust’s investment adviser, MetLife Advisers, LLC, and Aberdeen Asset Managers Limited. Effective on or about January 1, 2016, the name of the Portfolio will change to Met/Aberdeen Emerging Markets Equity Portfolio, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Prospectus will change to the Portfolio’s new name and references in the Portfolio’s Prospectus to MFS will change to Aberdeen Asset Managers Limited. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to MFS in their forms and communications until such documents can be revised.

In connection with the changes described above, the following changes to the Portfolio’s Prospectus are effective on or about January 1, 2016:

In the Portfolio Summary, the Annual Portfolio Operating Expenses table in the section entitled “Fees and Expenses of the Portfolio” is deleted in its entirety and replaced with the following:

	Class A	Class B
Management Fee	0.86%	0.86%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.15%	0.15%

Total Annual Portfolio Operating Expenses	1.01%	1.26%
Fee Waiver*	(0.05%)	(0.05%)

Net Operating Expenses	0.96%	1.21%

*	Restated to reflect that MetLife Advisers, LLC, has contractually agreed, for the period January 1, 2016, through April 30, 2017, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.950% of the first $250 million of the Portfolio’s average daily net assets, 0.900% of such assets over $250 million up to $500 million, 0.800% of such assets over $500 million up to $1 billion and 0.750% of such assets over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

In the Portfolio Summary, the disclosure in the section entitled “Example” is deleted in its entirety and replaced with the following:

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire on April 30, 2017. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$98	$318	$555	$1,236
Class B	$124	$397	$691	$1,525

In the Portfolio Summary, the disclosure in the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Aberdeen Asset Managers Limited (“Aberdeen” or “Subadviser”), subadviser to the Portfolio, invests the Portfolio’s assets primarily in common stocks, but may also invest the Portfolio’s assets in other types of equity securities, including, but not limited to, preferred stock and depositary receipts. Under normal circumstances, the Portfolio invests at least 80% of the value of its net assets in equity securities of emerging market companies. An emerging market country is any country determined by Aberdeen to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. A company is considered to be an emerging market company if Portfolio management determines that the company meets one or more of the following criteria:

•	the company is organized under the laws of, or has its principal office in an emerging market country;

•	the company has its principal securities trading market in an emerging market country;

•
the company alone or on a consolidated basis derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in an emerging market country; and/or

•	the company issues securities denominated in the currency of an emerging market country.

The Portfolio may invest in securities denominated in U.S. dollars and currencies of emerging market countries in which it is permitted to invest. The Portfolio typically has full currency exposure to those markets in which it invests.

The Portfolio may invest in securities of any market capitalization, including small and mid-cap securities.

The Portfolio’s investment team employs a fundamental, bottom-up equity investment style which is characterized by intensive, first-hand research and disciplined company evaluation. Stocks are identified for their long-term, fundamental value. The stock selection process contains two filters, first quality and then price. In the quality filter, the investment team seeks to determine whether the company is a business that has good growth prospects and a balance sheet that supports expansion, and the team evaluates other business risks. In the price filter, the investment team assesses the value of a company by reference to standard financial ratios, and estimates the value of the company relative to its market price and the valuations of companies within a relevant universe. The investment team may sell a security when it perceives that a company’s business direction or growth prospects have changed or the company’s valuations are no longer attractive.

In the Portfolio Summary, the following disclosure is added at the end of the first paragraph of the section entitled “Past Performance”:

Effective January 1, 2016, Aberdeen became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the former investment subadviser to the Portfolio.

MFS Emerging Markets Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mist_SupplementTextBlock
MET INVESTORS SERIES TRUST

SUPPLEMENT DATED DECEMBER 29, 2015

TO THE

PROSPECTUS DATED MAY 1, 2015

MFS® EMERGING MARKETS EQUITY PORTFOLIO

The Board of Trustees of Met Investors Series Trust (the “Trust”) has approved a change of subadviser for the MFS® Emerging Markets Equity Portfolio (the “Portfolio”) from Massachusetts Financial Services Company (“MFS”) to Aberdeen Asset Managers Limited to be effective on or about January 1, 2016, pursuant to a new subadvisory agreement between the Trust’s investment adviser, MetLife Advisers, LLC, and Aberdeen Asset Managers Limited. Effective on or about January 1, 2016, the name of the Portfolio will change to Met/Aberdeen Emerging Markets Equity Portfolio, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Prospectus will change to the Portfolio’s new name and references in the Portfolio’s Prospectus to MFS will change to Aberdeen Asset Managers Limited. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to MFS in their forms and communications until such documents can be revised.

In connection with the changes described above, the following changes to the Portfolio’s Prospectus are effective on or about January 1, 2016:

In the Portfolio Summary, the Annual Portfolio Operating Expenses table in the section entitled “Fees and Expenses of the Portfolio” is deleted in its entirety and replaced with the following:

	Class A	Class B
Management Fee	0.86%	0.86%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.15%	0.15%

Total Annual Portfolio Operating Expenses	1.01%	1.26%
Fee Waiver*	(0.05%)	(0.05%)

Net Operating Expenses	0.96%	1.21%

*	Restated to reflect that MetLife Advisers, LLC, has contractually agreed, for the period January 1, 2016, through April 30, 2017, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.950% of the first $250 million of the Portfolio’s average daily net assets, 0.900% of such assets over $250 million up to $500 million, 0.800% of such assets over $500 million up to $1 billion and 0.750% of such assets over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

In the Portfolio Summary, the disclosure in the section entitled “Example” is deleted in its entirety and replaced with the following:

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire on April 30, 2017. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$98	$318	$555	$1,236
Class B	$124	$397	$691	$1,525

In the Portfolio Summary, the disclosure in the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Aberdeen Asset Managers Limited (“Aberdeen” or “Subadviser”), subadviser to the Portfolio, invests the Portfolio’s assets primarily in common stocks, but may also invest the Portfolio’s assets in other types of equity securities, including, but not limited to, preferred stock and depositary receipts. Under normal circumstances, the Portfolio invests at least 80% of the value of its net assets in equity securities of emerging market companies. An emerging market country is any country determined by Aberdeen to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. A company is considered to be an emerging market company if Portfolio management determines that the company meets one or more of the following criteria:

•	the company is organized under the laws of, or has its principal office in an emerging market country;

•	the company has its principal securities trading market in an emerging market country;

•
the company alone or on a consolidated basis derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in an emerging market country; and/or

•	the company issues securities denominated in the currency of an emerging market country.

The Portfolio may invest in securities denominated in U.S. dollars and currencies of emerging market countries in which it is permitted to invest. The Portfolio typically has full currency exposure to those markets in which it invests.

The Portfolio may invest in securities of any market capitalization, including small and mid-cap securities.

The Portfolio’s investment team employs a fundamental, bottom-up equity investment style which is characterized by intensive, first-hand research and disciplined company evaluation. Stocks are identified for their long-term, fundamental value. The stock selection process contains two filters, first quality and then price. In the quality filter, the investment team seeks to determine whether the company is a business that has good growth prospects and a balance sheet that supports expansion, and the team evaluates other business risks. In the price filter, the investment team assesses the value of a company by reference to standard financial ratios, and estimates the value of the company relative to its market price and the valuations of companies within a relevant universe. The investment team may sell a security when it perceives that a company’s business direction or growth prospects have changed or the company’s valuations are no longer attractive.

In the Portfolio Summary, the following disclosure is added at the end of the first paragraph of the section entitled “Past Performance”:

Effective January 1, 2016, Aberdeen became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the former investment subadviser to the Portfolio.